SIGNIFICANT ACCOUNTING POLICIES - Schedule of Other Intangible Assets Estimated Useful Lives (Details)	Dec. 31, 2023
Core technology | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Core technology | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years
Customer relationships | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Customer relationships | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	9 years
Trademarks | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Trademarks | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Customer backlog | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years